BUSINESS COMBINATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 2.	BUSINESS COMBINATION

On July 23, 2010, the Company consummated its cash purchase of four Brown County, Wisconsin, branch offices from a Madison-based thrift (the “2010 Branch Acquisition”), to extend its deposit outreach in this market and to add greater retail diversity to its deposit base. At consummation, the Company acquired assets with a fair value of approximately $107 million, including $25 million of loans, $4 million of core deposit intangible and $78 million in cash, and assumed liabilities with a fair value of approximately $107 million, including $106 million of deposits. The acquired loans were performing loans, carefully and specifically selected, and judged by management to carry pricing appropriately commensurate with loan type, term and borrower creditworthiness; therefore, par was determined to be the initial fair value from both a market price and credit perspective. None of the acquired loans were considered impaired at the time of acquisition. A discounted cash flow method was used to mark the acquired time deposits to estimated fair value based on current comparable market rates for like-term deposits, resulting in a $1 million initial mark (amortized against interest expense over the weighted average remaining life of the acquired term deposits). The value of acquiring long-term relationships with depositors (i.e. the core deposit intangible) was estimated, including consideration of market and competitive information, comparable deposit premiums in other transactions, trend analysis, run-off risks, and other modeling, resulting in a $4 million initial core deposit intangible (amortized on an accelerated basis over its estimated useful life of 10 years).

NOTE 2. BUSINESS COMBINATION

On July 23, 2010, the Company consummated its cash purchase of four Brown County, Wisconsin, branch offices from a Madison-based thrift (the “2010 Branch Acquisition”), to extend its deposit outreach in this market and to add greater retail diversity to its deposit base. At consummation, the Company acquired assets with a fair value of approximately $107 million, including $25 million of loans, $4 million of core deposit intangible and $78 million in cash, and assumed liabilities with a fair value of approximately $107 million, including $106 million of deposits. The acquired loans were performing loans, carefully and specifically selected, and judged by management to carry pricing appropriately commensurate with loan type, term and borrower creditworthiness; therefore, par was determined to be the initial fair value from both a market price and credit perspective. None of the acquired loans were considered impaired at the time of acquisition. A discounted cash flow method was used to mark the acquired time deposits to estimated fair value based on current comparable market rates for like-term deposits, resulting in a $1 million initial mark (amortized against interest expense over the weighted average remaining life of the acquired term deposits). The value of acquiring long-term relationships with depositors (i.e. the core deposit intangible) was estimated, including consideration of market and competitive information, comparable deposit premiums in other transactions, trend analysis, run-off risks, and other modeling, resulting in a $4 million initial core deposit intangible (amortized on an accelerated basis over its estimated useful life of 10 years). The Company incurred approximately $107,000 of non-recurring expenses in 2010 to consummate and integrate the 2010 Branch Acquisition, included primarily in other expenses in the consolidated statement of income.